Quarterly Report
March 31, 2024
MFS®  Total Return Bond Series
MFS® Variable Insurance Trust
VFB-Q1

Portfolio of Investments
3/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.3%
Aerospace & Defense – 0.9%
Boeing Co., 2.196%, 2/04/2026	$6,236,000	$5,838,138
Boeing Co., 5.15%, 5/01/2030	1,704,000	1,648,632
Boeing Co., 5.705%, 5/01/2040	1,595,000	1,526,641
TransDigm, Inc., 4.625%, 1/15/2029	5,158,000	4,786,651
		$13,800,062
Asset-Backed & Securitized – 18.3%
ACREC 2021-FL1 Ltd., “C”, FLR, 7.591% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	$2,546,000	$2,460,621
ACREC 2021-FL1 Ltd., “D”, FLR, 8.091% ((SOFR - 1mo. + 0.11448%) + 2.65%), 10/16/2036 (n)	3,070,500	2,929,310
ACRES 2021-FL2 Issuer Ltd., “C”, FLR, 8.089% ((SOFR - 1mo. + 0.11448%) + 2.65%), 1/15/2037 (n)	3,129,000	3,033,683
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 7.179% ((SOFR - 3mo. + 0.26161%) + 1.6%), 10/21/2028 (n)	5,554,267	5,567,919
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 7.439% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)	905,000	881,291
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 8.389% ((SOFR - 1mo. + 0.11448%) + 2.95%), 12/15/2035 (n)	831,500	809,017
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 7.04% ((SOFR - 1mo. + 0.11448%) + 1.6%), 5/15/2036 (n)	1,152,500	1,136,794
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 7.289% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	1,740,000	1,670,831
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 7.639% ((SOFR - 1mo. + 0.11448%) + 2.2%), 8/15/2034 (n)	964,500	910,503
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 7.739% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	3,443,500	3,347,753
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 8.318% (SOFR - 30 day + 3%), 1/15/2037 (n)	9,290,000	8,757,485
AREIT 2019-CRE3 Trust, “B”, FLR, 6.989% ((SOFR - 1mo. + 0.11448%) + 1.55%), 9/14/2036 (n)	2,569,500	2,483,108
AREIT 2019-CRE3 Trust, “C”, FLR, 7.339% (SOFR - 1mo. + 2.014%), 9/14/2036 (n)	2,242,500	2,126,173
AREIT 2019-CRE3 Trust, “D”, FLR, 8.089% ((SOFR - 1mo. + 0.11448%) + 2.65%), 9/14/2036 (n)	1,849,000	1,718,797
AREIT 2022-CRE6 Trust, “B”, FLR, 7.168% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	1,126,000	1,094,411
AREIT 2022-CRE6 Trust, “C”, FLR, 7.468% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	2,322,000	2,221,327
AREIT 2022-CRE6 Trust, “D”, FLR, 8.168% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	987,000	933,067
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	883,776	889,465
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)	57,360	6
Bayview Financial Revolving Mortgage Loan Trust, FLR, 7.045% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	19,221	29,806
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	2,755,000	2,485,783
BDS 2021-FL7 Ltd., “B”, FLR, 6.941% ((SOFR - 1mo. + 0.11448%) + 1.5%), 6/16/2036 (n)	1,259,500	1,235,401
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.362%, 7/15/2056	991,415	1,036,159
Brazos Securitization LLC, 5.413%, 9/01/2050 (n)	3,427,000	3,580,373
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 7.239% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/15/2036 (n)	4,380,500	4,199,414
BSPRT 2021-FL6 Issuer Ltd., “B”, FLR, 7.039% ((SOFR - 1mo. + 0.11448%) + 1.6%), 3/15/2036 (n)	3,669,500	3,536,829
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 7.489% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	1,288,000	1,236,624
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.739% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)	836,500	817,199
BSPRT 2021-FL7 Issuer Ltd., “D”, FLR, 8.189% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2038 (n)	952,500	902,672
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	399,965	388,692
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	328,180	304,356
BXMT 2020-FL2 Ltd., “B”, FLR, 6.839% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	1,731,000	1,522,847
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	6,645,635	5,783,339
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	2,375,428	2,294,536
CHCP 2021-FL1 Ltd., “B”, FLR, 7.091% ((SOFR - 1mo. + 0.11448%) + 1.65%), 2/15/2038 (n)	1,102,500	1,087,015
CHCP 2021-FL1 Ltd., “C”, FLR, 7.541% ((SOFR - 1mo. + 0.11448%) + 2.1%), 2/15/2038 (n)	1,249,000	1,223,090
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	1,066,829	1,067,970
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	3,128,793	3,089,762
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	1,754,000	1,644,789
CLNC 2019-FL1 Ltd., “B”, FLR, 7.34% (SOFR - 1mo. + 2.01448%), 8/20/2035 (n)	1,850,000	1,804,194
CLNC 2019-FL1 Ltd., “C”, FLR, 7.84% (SOFR - 1mo. + 2.51448%), 8/20/2035 (n)	3,006,500	2,948,691
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	4,656,029	4,878,945
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “AS”, 6.385%, 8/15/2056	2,699,147	2,890,313
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	10,000,000	9,746,223
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	2,888,848	2,830,232
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	2,493,000	2,499,677
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	523,000	508,766
Credit Acceptance Auto Loan Trust, 2023-3A, “A”, 6.39%, 8/15/2033 (n)	973,000	986,730
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,695,346	2,628,401

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Cutwater 2015-1A Ltd., “BR”, FLR, 7.375% ((SOFR - 3mo. + 0.26161%) + 1.8%), 1/15/2029 (n)	$10,770,000	$10,760,738
DLLST LLC, 2024-1A, “A2”, 5.33%, 1/20/2026 (n)	839,335	837,457
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	1,388,357	1,386,870
Empire District Bondco LLC, 4.943%, 1/01/2033	1,641,000	1,634,141
Enterprise Fleet Financing 2023-3 LLC, “A2”, 6.4%, 3/20/2030 (n)	2,225,000	2,259,032
GLGU 2023-1A Ltd., “B”, FLR, 8.317% (SOFR - 3mo. + 3%), 7/20/2035 (n)	3,420,864	3,476,761
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	1,596,029	1,607,407
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	7,904,407	7,677,202
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 7.259% ((SOFR - 3mo. + 0.26161%) + 1.7%), 7/18/2031 (n)	6,545,000	6,400,329
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	12,188,428	11,867,423
JPMorgan Chase Commercial Mortgage Securities Corp., 5.71%, 7/15/2042 (n)	726	633
JPMorgan Mortgage Trust, “A1”, 5.119%, 10/25/2033	34,050	31,019
KKR Static CLO I Ltd. 2022-1A, “BR”, FLR, 7.317% (SOFR - 3mo. + 2%), 7/20/2031 (n)	4,871,468	4,871,137
Kubota Credit Owner Trust, 2023-2A, “A2”, 5.61%, 7/15/2026 (n)	1,154,512	1,154,610
LCCM 2021-FL2 Trust, “C”, FLR, 7.589% ((SOFR - 1mo. + 0.11448%) + 2.15%), 12/13/2038 (n)	1,985,500	1,872,124
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 7.189% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	5,666,000	5,596,601
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.439% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	5,318,000	5,151,004
LoanCore 2021-CRE6 Ltd., “B”, FLR, 7.339% ((SOFR - 1mo. + 0.11448%) + 1.9%), 11/15/2038 (n)	9,970,000	9,675,965
Madison Park Funding Ltd., 2017- 23A, “CR”, FLR, 7.581% ((SOFR - 3mo. + 0.26161%) + 2%), 7/27/2031 (n)	5,894,060	5,868,875
Merrill Lynch Mortgage Investors, Inc., “A”, 5.722%, 5/25/2036	35,449	34,123
Merrill Lynch Mortgage Investors, Inc., “A5”, 4.856%, 4/25/2035	61,093	53,221
MF1 2020-FL4 Ltd., “AS”, FLR, 7.539% ((SOFR - 1mo. + 0.11448%) + 2.1%), 11/15/2035 (n)	2,602,500	2,592,889
MF1 2021-FL5 Ltd., “C”, FLR, 7.139% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)	2,589,000	2,491,268
MF1 2022-FL8 Ltd., “C”, FLR, 7.526% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	2,433,741	2,342,906
MF1 2022-FL8 Ltd., “D”, FLR, 7.976% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	1,407,473	1,331,114
MF1 2024-FL14 LLC, “AS”, FLR, 7.566% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)	3,688,167	3,686,895
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	3,590,301	3,492,960
MSWF Commercial Mortgage Trust 2023-2, “A5”, 6.014%, 12/15/2056	3,231,641	3,457,203
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 7.425% ((SOFR - 3mo. + 0.26161%) + 1.85%), 10/15/2029 (n)	7,481,614	7,468,357
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 7.329% ((SOFR - 3mo. + 0.26161%) + 1.75%), 4/22/2030 (n)	5,000,000	4,979,015
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.929% ((SOFR - 3mo. + 0.26161%) + 2.35%), 4/22/2030 (n)	5,744,568	5,677,006
PFP III 2021-8 Ltd., “D”, FLR, 7.589% ((SOFR - 1mo. + 0.11448%) + 2.15%), 8/09/2037 (n)	3,737,500	3,498,419
Preferred Term Securities XIX Ltd., CDO, FLR, 5.94% ((SOFR - 3mo. + 0.26161%) + 0.35%), 12/22/2035 (n)	98,234	92,340
Race Point CLO Ltd., 2013-8A, “AR-2”, FLR, 6.62% ((SOFR - 3mo. + 0.26161%) + 1.04%), 2/20/2030 (n)	2,401,457	2,400,986
ReadyCap Commercial Mortgage Trust, 2021-FL7, “C”, FLR, 7.643% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036 (z)	1,340,000	1,285,047
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 8.393% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036 (z)	1,575,000	1,472,790
Residential Funding Mortgage Securities, Inc., FGIC, 3.812%, 12/25/2035 (d)(q)	2,975	80
Rockford Tower CLO 2020-1A, Ltd., “BR”, 7.419% (SOFR - 3mo. + 2.1%), 1/20/2036 (n)	3,331,195	3,334,799
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 7.541% ((SOFR - 1mo. + 0.11448)% + 2.1%), 4/18/2038 (n)	2,027,000	1,837,016
Starwood Commercial Mortgage, 2022-FL3, “B”, FLR, 7.268% (SOFR - 30 day + 1.95%), 11/15/2038 (n)	1,391,000	1,330,652
Starwood Commercial Mortgage, 2022-FL3, “C”, FLR, 7.518% (SOFR - 30 day + 2.2%), 11/15/2038 (n)	2,632,000	2,478,949
Stratus Static CLO Ltd., 2022-3A, “BR”, FLR, 7.217% (SOFR - 3mo. + 1.9%), 10/20/2031 (n)	907,944	907,884
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	706,925	706,068
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	5,865,766	5,551,362
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	2,011,789	1,999,527
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 7.025% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	1,957,793	1,945,520
Voya CLO 2012-4A Ltd., “BR3”, FLR, 7.525% ((SOFR - 3mo. + 0.26161%) + 1.95%), 10/15/2030 (n)	828,265	825,374
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 8.875% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	1,187,823	1,187,917
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	13,071,416	12,495,133
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,970,000	3,643,226
		$278,889,763
Broadcasting – 0.9%
Discovery Communications LLC, 4.65%, 5/15/2050	$4,028,000	$3,146,502
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042	5,334,000	4,584,537
WarnerMedia Holdings, Inc., 5.141%, 3/15/2052	4,694,000	3,896,008
WarnerMedia Holdings, Inc., 5.391%, 3/15/2062	1,915,000	1,589,215
WMG Acquisition Corp., 3%, 2/15/2031 (n)	1,568,000	1,332,978
		$14,549,240

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 1.1%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$2,300,000	$2,355,309
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	2,878,000	3,002,315
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	6,058,000	5,791,812
LPL Holdings, Inc., 6.75%, 11/17/2028	1,167,000	1,222,210
LPL Holdings, Inc., 4%, 3/15/2029 (n)	4,555,000	4,187,864
		$16,559,510
Building – 0.7%
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	$5,875,000	$5,278,953
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	2,760,000	2,314,160
Vulcan Materials Co., 3.5%, 6/01/2030	3,356,000	3,075,899
		$10,669,012
Business Services – 1.2%
Equinix, Inc., 2.15%, 7/15/2030	$4,789,000	$3,968,798
Fiserv, Inc., 3.5%, 7/01/2029	2,280,000	2,123,061
Fiserv, Inc., 5.6%, 3/02/2033	2,183,000	2,225,607
Global Payments, Inc., 2.9%, 5/15/2030	5,153,000	4,474,899
Global Payments, Inc., 2.9%, 11/15/2031	1,508,000	1,265,512
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	5,315,000	4,795,393
		$18,853,270
Cable TV – 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$6,587,000	$5,520,217
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	6,586,000	5,215,880
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	2,940,000	2,102,247
CSC Holdings LLC, 4.5%, 11/15/2031 (n)	4,065,000	2,877,885
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	2,184,000	2,080,174
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	3,995,000	3,492,302
Time Warner Cable, Inc., 4.5%, 9/15/2042	3,558,000	2,632,231
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	290,000	323,666
		$24,244,602
Computer Software – 0.5%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$6,901,000	$6,985,704
Computer Software - Systems – 0.3%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$4,802,000	$4,695,192
Conglomerates – 1.0%
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	$1,521,000	$1,541,934
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)	4,643,000	4,753,076
Regal Rexnord Corp., 6.4%, 4/15/2033 (n)	3,600,000	3,733,653
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	4,993,000	4,911,114
		$14,939,777
Consumer Products – 0.2%
Haleon US Capital LLC, 3.625%, 3/24/2032	$3,229,000	$2,910,004
Consumer Services – 0.9%
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	$4,782,000	$4,063,518
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	2,145,000	1,866,479
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	6,221,000	4,318,952
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	2,145,000	1,278,061
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	5,091,546	1,591,108
		$13,118,118
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$4,838,000	$4,060,875

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 0.4%
Broadcom, Inc., 3.137%, 11/15/2035 (n)	$3,219,000	$2,600,635
Broadcom, Inc., 4.926%, 5/15/2037 (n)	3,219,000	3,055,044
		$5,655,679
Energy - Independent – 0.7%
EQT Corp., 3.9%, 10/01/2027	$2,315,000	$2,200,486
EQT Corp., 5%, 1/15/2029	1,294,000	1,267,610
EQT Corp., 3.625%, 5/15/2031 (n)	1,506,000	1,325,445
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	3,007,000	3,180,134
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030	3,294,000	2,662,804
		$10,636,479
Financial Institutions – 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	$3,195,000	$3,225,803
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3%, 10/29/2028	2,329,000	2,107,327
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	2,763,000	2,369,704
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	2,890,000	2,692,341
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	1,779,000	1,716,952
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	2,615,000	2,339,770
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	4,133,778	3,931,754
		$18,383,651
Food & Beverages – 0.5%
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/2030	$4,965,000	$4,893,085
Post Holdings, Inc., 5.5%, 12/15/2029 (n)	1,441,000	1,392,513
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	1,225,000	1,124,560
Post Holdings, Inc., 4.5%, 9/15/2031 (n)	216,000	194,290
		$7,604,448
Gaming & Lodging – 0.2%
Marriott International, Inc., 3.5%, 10/15/2032	$3,330,000	$2,919,158
Insurance – 0.5%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$3,293,000	$2,961,800
Corebridge Financial, Inc., 5.75%, 1/15/2034	2,801,000	2,857,543
Corebridge Financial, Inc., 4.35%, 4/05/2042	442,000	373,070
Corebridge Financial, Inc., 4.4%, 4/05/2052	1,291,000	1,053,036
		$7,245,449
Insurance - Health – 0.3%
Humana, Inc., 5.875%, 3/01/2033	$4,131,000	$4,262,949
Insurance - Property & Casualty – 1.2%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$6,835,000	$6,668,112
Aon Corp., 3.75%, 5/02/2029	817,000	771,787
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	5,692,000	5,619,794
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	1,060,000	921,609
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	2,374,000	2,371,603
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	2,221,000	1,670,067
		$18,022,972
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$1,704,000	$1,857,808

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 0.4%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$3,631,000	$3,570,657
Ashtead Capital, Inc., 5.8%, 4/15/2034 (n)	871,000	870,115
CNH Industrial N.V., 3.85%, 11/15/2027	1,328,000	1,275,251
		$5,716,023
Major Banks – 7.6%
Bank of America Corp., 2.496% to 2/13/2030, FLR ((SOFR - 3mo. + 0.26161%) + 0.99%) to 2/13/2031	$4,007,000	$3,451,796
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	10,928,000	9,066,121
Bank of America Corp., 5.875% to 3/15/2028, FLR ((SOFR - 3mo. + 0.26161%) + 2.931%) to 9/15/2171	3,924,000	3,863,973
Bank of America Corp., 6.1%, 9/17/2171	6,096,000	6,112,843
Bank of America Corp., 6.5% to 10/23/2024, FLR ((SOFR - 3mo. + 0.26161%) + 4.174%) to 4/23/2172	3,843,000	3,846,259
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	3,191,000	3,127,249
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	3,776,000	3,140,009
Capital One Financial Corp., 5.817% to 2/01/2033, FLR (SOFR - 1 day + 2.6%) to 2/01/2034	2,325,000	2,321,461
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.860%) to 6/08/2034	3,594,000	3,732,419
Capital One Financial Corp., 6.051% to 2/01/2034, FLR (SOFR - 1 day + 2.26%) to 2/01/2035	2,981,000	3,034,978
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	5,055,000	4,621,595
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	5,453,000	5,639,287
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	6,000,000	5,251,906
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	6,176,000	5,193,812
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	2,447,000	2,273,263
JPMorgan Chase & Co., 3.509% to 1/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 0.945%) to 1/23/2029	2,290,000	2,166,185
JPMorgan Chase & Co., 4.005% to 4/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.12%) to 4/23/2029	5,871,000	5,627,475
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.26%) to 7/23/2029	2,576,000	2,483,456
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	4,435,000	3,876,890
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	3,363,000	2,798,375
Lloyds Bank PLC, 3.75%, 1/11/2027	2,765,000	2,661,685
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	1,239,000	1,249,865
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	6,985,000	5,777,768
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	2,940,000	2,949,113
NatWest Group PLC, 6.016% to 3/02/2033, FLR (CMT - 1yr. + 2.1%) to 3/02/2034	769,000	793,382
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	5,402,000	4,524,522
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	7,084,000	5,825,324
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	4,524,000	4,431,014
Wells Fargo & Co., 2.572% to 2/11/2030, FLR ((SOFR - 3mo. + 0.26161%) + 1%) to 2/11/2031	4,514,000	3,891,134
Westpac Banking Corp., 2.894% to 2/04/2025, FLR (CMT - 5yr. + 1.35%) to 2/04/2030	2,633,000	2,561,377
		$116,294,536
Medical & Health Technology & Services – 1.9%
Adventist Health System/West, 5.43%, 3/01/2032	$4,476,000	$4,517,900
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	593,000	559,429
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	1,096,000	946,274
Alcon Finance Corp., 5.375%, 12/06/2032 (n)	1,318,000	1,329,549
HCA, Inc., 4.125%, 6/15/2029	3,255,000	3,082,600
HCA, Inc., 4.375%, 3/15/2042	3,251,000	2,728,448
Marin General Hospital, 7.242%, 8/01/2045	2,243,000	2,433,572
Northwell Healthcare, Inc., 3.979%, 11/01/2046	1,503,000	1,210,381
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	7,120,000	6,660,974
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	2,562,000	2,539,415
Tower Health, 4.451%, 2/01/2050	6,211,000	2,981,280
		$28,989,822
Metals & Mining – 1.4%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$2,504,000	$2,225,370
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	3,434,000	3,212,623
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	2,927,000	2,490,457
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	4,511,000	3,809,770
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	3,922,000	3,504,173
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	4,010,000	3,426,369

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Novelis Corp., 3.875%, 8/15/2031 (n)	$2,661,000	$2,285,814
		$20,954,576
Midstream – 2.4%
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	$1,939,000	$1,566,183
Cheniere Energy Partners LP, 4.5%, 10/01/2029	2,483,000	2,363,187
Enbridge, Inc., 5.7%, 3/08/2033	1,601,000	1,639,670
Energy Transfer LP, 5.55%, 2/15/2028	1,261,000	1,278,871
Energy Transfer LP, 5.75%, 2/15/2033	3,863,000	3,924,212
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	3,350,000	3,801,776
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	2,040,000	2,113,447
MPLX LP, 4.95%, 3/14/2052	5,874,000	5,159,511
Plains All American Pipeline LP, 3.55%, 12/15/2029	2,839,000	2,605,320
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	1,975,000	1,899,380
Targa Resources Corp., 4.2%, 2/01/2033	930,000	847,879
Targa Resources Corp., 6.125%, 3/15/2033	4,345,000	4,533,017
Targa Resources Corp., 4.95%, 4/15/2052	1,533,000	1,343,119
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	4,349,000	4,375,368
		$37,450,940
Mortgage-Backed – 21.1%
Fannie Mae, 4.5%, 5/01/2024 - 6/01/2044	$7,342,410	$7,179,213
Fannie Mae, 5.5%, 7/01/2024 - 4/01/2040	3,088,076	3,150,814
Fannie Mae, 3.5%, 3/01/2026 - 7/01/2046	5,929,722	5,456,980
Fannie Mae, 3.95%, 1/01/2027	306,977	300,122
Fannie Mae, 3%, 11/01/2028 - 8/01/2047	5,199,096	4,665,404
Fannie Mae, 2.5%, 11/01/2031 - 11/01/2046	697,977	601,697
Fannie Mae, 6.5%, 7/01/2032 - 1/01/2033	1,783	1,828
Fannie Mae, 3%, 2/25/2033 (i)	306,368	24,593
Fannie Mae, 5%, 11/01/2033 - 3/01/2042	2,218,816	2,219,523
Fannie Mae, 6%, 10/01/2035 - 3/01/2039	797,709	823,518
Fannie Mae, 4%, 12/01/2039 - 1/01/2047	12,304,544	11,653,783
Fannie Mae, 3.25%, 5/25/2040	100,219	91,330
Fannie Mae, 2%, 4/25/2046	230,084	206,225
Fannie Mae, 4%, 7/25/2046 (i)	353,868	65,693
Fannie Mae, 3.5%, 12/01/2046 (f)	1,263,666	1,155,807
Fannie Mae, UMBS, 2.5%, 4/01/2036 - 1/01/2053	41,588,557	34,850,954
Fannie Mae, UMBS, 2%, 1/01/2037 - 3/01/2052	43,901,828	36,218,879
Fannie Mae, UMBS, 3%, 12/01/2037 - 10/01/2052	18,004,548	15,713,234
Fannie Mae, UMBS, 1.5%, 2/01/2042	166,155	135,114
Fannie Mae, UMBS, 6.5%, 4/01/2043 - 12/01/2053	1,561,026	1,594,818
Fannie Mae, UMBS, 3.5%, 5/01/2052	853,107	766,748
Fannie Mae, UMBS, 4.5%, 9/01/2052	721,721	693,380
Fannie Mae, UMBS, 5%, 12/01/2052 - 3/01/2053	6,092,227	5,947,052
Fannie Mae, UMBS, 6%, 12/01/2052 - 2/01/2053	1,960,790	1,999,581
Fannie Mae, UMBS, 5.5%, 4/01/2053 - 11/01/2053	3,790,054	3,772,485
Federal Home Loan Bank, 5%, 7/01/2035	659,680	663,972
Freddie Mac, 2.67%, 12/25/2024	2,784,000	2,733,350
Freddie Mac, 2.811%, 1/25/2025	3,360,406	3,292,917
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	1,203,033	1,144,253
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	1,894,429	1,858,161
Freddie Mac, 3.3%, 10/25/2026	2,958,000	2,852,804
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	9,323,238	8,307,506
Freddie Mac, 1.09%, 7/25/2029 (i)	4,024,900	189,694
Freddie Mac, 1.141%, 8/25/2029 (i)	6,936,342	344,917
Freddie Mac, 1.868%, 4/25/2030 (i)	1,901,414	178,486
Freddie Mac, 5.5%, 5/01/2034 - 1/01/2038	143,253	146,273
Freddie Mac, 6%, 8/01/2034 - 7/01/2038	42,147	43,386
Freddie Mac, 5%, 11/01/2035 - 7/01/2041	660,161	660,539

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 5.5%, 2/15/2036 (i)	$64,569	$11,333
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	10,601,528	9,723,465
Freddie Mac, 4.5%, 12/15/2040 (i)	35,380	3,080
Freddie Mac, 4%, 8/15/2044 (i)	66,243	6,745
Freddie Mac, 3.25%, 11/25/2061	749,099	643,241
Freddie Mac, UMBS, 2%, 4/01/2037 - 5/01/2052	37,045,537	29,812,219
Freddie Mac, UMBS, 2.5%, 7/01/2037 - 9/01/2052	19,932,089	16,580,601
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 1/01/2054	2,736,622	2,461,462
Freddie Mac, UMBS, 3%, 3/01/2047 - 6/01/2052	2,734,905	2,391,600
Freddie Mac, UMBS, 5%, 8/01/2052 - 10/01/2052	734,789	717,198
Freddie Mac, UMBS, 4.5%, 10/01/2052	1,553,651	1,479,432
Freddie Mac, UMBS, 5.5%, 4/01/2053 - 10/01/2053	6,707,334	6,682,751
Ginnie Mae, 5.5%, 5/15/2033 - 4/20/2053	4,920,027	4,937,403
Ginnie Mae, 4.5%, 10/20/2033 - 12/20/2052	12,986,169	12,573,166
Ginnie Mae, 6%, 1/20/2036 - 1/15/2039	76,487	79,027
Ginnie Mae, 4%, 10/20/2040 - 10/20/2052	8,065,144	7,571,727
Ginnie Mae, 3.5%, 11/15/2040 - 9/20/2053	9,665,682	8,865,955
Ginnie Mae, 3%, 11/20/2044 - 10/20/2052	12,466,775	11,081,919
Ginnie Mae, 2.5%, 8/20/2051 - 4/20/2052	11,804,205	10,057,130
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	6,594,773	5,404,907
Ginnie Mae, 5%, 1/20/2053 - 5/20/2053	11,735,682	11,532,963
Ginnie Mae, 7%, 12/20/2053	300,000	306,625
Ginnie Mae, TBA, 2%, 4/18/2054 - 5/15/2054	7,375,000	6,046,188
Ginnie Mae, TBA, 6.5%, 5/01/2054	1,450,000	1,472,760
Ginnie Mae, TBA, 6%, 5/15/2054	1,975,000	1,990,642
Ginnie Mae, TBA, 3%, 5/20/2054	1,900,000	1,676,929
UMBS, TBA, 2.5%, 4/16/2039 - 5/15/2054	2,150,000	1,937,400
UMBS, TBA, 3%, 4/25/2039	850,000	791,050
UMBS, TBA, 5%, 5/01/2039	275,000	274,535
UMBS, TBA, 3.5%, 4/11/2054 - 5/25/2054	1,925,000	1,723,248
UMBS, TBA, 4%, 4/11/2054	1,325,000	1,226,952
UMBS, TBA, 2%, 4/25/2054 - 5/13/2054	1,025,000	811,633
		$322,580,319
Municipals – 1.3%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	$415,000	$408,364
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	8,850,000	7,879,544
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	1,295,000	1,027,523
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	3,770,000	3,414,000
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.615%, 6/01/2030	3,250,000	3,448,933
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	5,223,000	4,461,433
		$20,639,797
Natural Gas - Distribution – 0.7%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$9,122,000	$8,459,880
NiSource, Inc., 3.6%, 5/01/2030	2,622,000	2,414,982
		$10,874,862
Oils – 0.2%
Marathon Petroleum Corp., 5.85%, 12/15/2045	$2,507,000	$2,480,546
Other Banks & Diversified Financials – 1.9%
BPCE S.A., 4.5%, 3/15/2025 (n)	$5,458,000	$5,377,482
Discover Financial Services, 6.7%, 11/29/2032	7,435,000	7,859,130
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	4,694,000	4,505,509
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	11,447,000	10,627,211
		$28,369,332

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – 0.4%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$7,238,000	$5,725,656
Retailers – 0.3%
Penske Automotive Group Co., 3.75%, 6/15/2029	$5,509,000	$4,940,603
Specialty Chemicals – 0.3%
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	$4,745,000	$3,941,886
Specialty Stores – 0.2%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$3,801,000	$3,243,000
Telecommunications - Wireless – 1.1%
Rogers Communications, Inc., 4.5%, 3/15/2042	$6,129,000	$5,323,108
Rogers Communications, Inc., 4.55%, 3/15/2052	6,129,000	5,157,121
SBA Communications Corp., 3.125%, 2/01/2029	4,025,000	3,552,085
T-Mobile USA, Inc., 2.55%, 2/15/2031	1,939,000	1,651,675
T-Mobile USA, Inc., 4.375%, 4/15/2040	635,000	565,558
Vodafone Group PLC, 5.625%, 2/10/2053	1,337,000	1,328,761
		$17,578,308
Tobacco – 1.1%
B.A.T. Capital Corp., 4.742%, 3/16/2032	$5,611,000	$5,366,972
B.A.T. International Finance PLC, 4.448%, 3/16/2028	4,936,000	4,793,094
Philip Morris International, Inc., 5.125%, 11/17/2027	2,140,000	2,151,067
Philip Morris International, Inc., 5.625%, 11/17/2029	922,000	949,540
Philip Morris International, Inc., 5.125%, 2/15/2030	3,757,000	3,756,959
		$17,017,632
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$1,983,000	$2,261,365
U.S. Government Agencies and Equivalents – 0.7%
Small Business Administration, 4.99%, 9/01/2024	$384	$381
Small Business Administration, 4.86%, 1/01/2025	1,779	1,763
Small Business Administration, 4.625%, 2/01/2025	2,317	2,289
Small Business Administration, 5.11%, 4/01/2025	1,602	1,588
Small Business Administration, 4.43%, 5/01/2029	68,040	66,644
Small Business Administration, 3.21%, 9/01/2030	1,085,560	1,030,577
Small Business Administration, 3.25%, 11/01/2030	116,802	110,947
Small Business Administration, 2.85%, 9/01/2031	228,891	212,915
Small Business Administration, 2.37%, 8/01/2032	181,659	164,337
Small Business Administration, 2.13%, 1/01/2033	859,250	777,379
Small Business Administration, 2.21%, 2/01/2033	216,066	195,833
Small Business Administration, 2.22%, 3/01/2033	689,324	623,760
Small Business Administration, 2.08%, 4/01/2033	1,364,694	1,234,691
Small Business Administration, 2.45%, 6/01/2033	1,436,065	1,307,595
Small Business Administration, 3.15%, 7/01/2033	1,766,441	1,650,520
Small Business Administration, 3.16%, 8/01/2033	1,990,599	1,862,398
Small Business Administration, 3.62%, 9/01/2033	1,662,383	1,579,738
		$10,823,355
U.S. Treasury Obligations – 19.9%
U.S. Treasury Bonds, 1.375%, 11/15/2040 (f)	$30,300,000	$19,484,320
U.S. Treasury Bonds, 1.75%, 8/15/2041	9,700,000	6,545,984
U.S. Treasury Bonds, 2.375%, 2/15/2042	9,900,000	7,363,512
U.S. Treasury Bonds, 4%, 11/15/2042	17,580,000	16,559,536
U.S. Treasury Bonds, 4.375%, 8/15/2043	9,600,000	9,486,000
U.S. Treasury Bonds, 4.75%, 11/15/2043	30,400,000	31,535,250

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 5%, 8/31/2025	$56,100,000	$56,213,953
U.S. Treasury Notes, 4.375%, 12/15/2026	31,000,000	30,923,711
U.S. Treasury Notes, 4.125%, 2/15/2027	71,000,000	70,400,938
U.S. Treasury Notes, 4.125%, 7/31/2028	51,400,000	51,078,750
U.S. Treasury Notes, 3.875%, 8/15/2033	3,500,000	3,407,031
		$302,998,985
Utilities - Electric Power – 1.3%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$2,985,000	$3,102,777
Calpine Corp., 3.75%, 3/01/2031 (n)	3,680,000	3,222,623
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	746,000	840,608
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	5,303,000	4,406,315
Pacific Gas & Electric Co., 3%, 6/15/2028	2,630,000	2,402,244
Pacific Gas & Electric Co., 3.3%, 8/01/2040	8,840,000	6,472,032
		$20,446,599
Total Bonds		$1,484,191,864
Investment Companies (h) – 2.3%
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 5.38% (v)	34,877,656	$34,884,632

Other Assets, Less Liabilities – 0.4%		6,184,934
Net Assets – 100.0%		$1,525,261,430
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $34,884,632 and $1,484,191,864, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $365,584,808, representing 24.0% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL7, “C”, FLR, 7.643% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036	11/12/21	$1,340,000	$1,285,047
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 8.393% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036	11/12/21	1,575,000	1,472,790
Total Restricted Securities			$2,757,837
% of Net assets			0.2%
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate

Portfolio of Investments (unaudited) – continued
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 3/31/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	58	$6,206,906	June – 2024	$15,698
U.S. Treasury Ultra Bond 30 yr	Long	USD	672	86,688,000	June – 2024	1,241,677
						$1,257,375
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	200	$24,087,500	June – 2024	$(282,000)
U.S. Treasury Note 2 yr	Long	USD	332	67,888,813	June – 2024	(33,505)
						$(315,505)
At March 31, 2024, the fund had liquid securities with an aggregate value of $5,877,604 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of March 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$313,822,340	$—	$313,822,340
Non - U.S. Sovereign Debt	—	1,857,808	—	1,857,808
Municipal Bonds	—	20,639,797	—	20,639,797
U.S. Corporate Bonds	—	397,565,401	—	397,565,401
Residential Mortgage-Backed Securities	—	328,072,886	—	328,072,886
Commercial Mortgage-Backed Securities	—	102,553,388	—	102,553,388
Asset-Backed Securities (including CDOs)	—	170,843,808	—	170,843,808
Foreign Bonds	—	148,836,436	—	148,836,436
Mutual Funds	34,884,632	—	—	34,884,632
Total	$34,884,632	$1,484,191,864	$—	$1,519,076,496
Other Financial Instruments
Futures Contracts – Assets	$1,257,375	$—	$—	$1,257,375
Futures Contracts – Liabilities	(315,505)	—	—	(315,505)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$31,028,388	$79,968,596	$76,114,504	$(805)	$2,957	$34,884,632
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$294,025	$—